Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill [abstract]
Beginning balance	¥ 17,492	¥ 17,140
Business combinations	1,641	352
Disposals	(12)
Ending balance	¥ 19,121	¥ 17,492